Income tax expense (Details) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense Details
Net income (loss) before income taxes	CAD 5,688,136	CAD (1,563,361)	CAD (4,942,015)
Canadian statutory income tax rate	26.00%	25.00%	25.00%
Income tax (recovery) at statutory income tax rate	CAD 1,478,915	CAD (390,840)	CAD (1,235,504)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	CAD 407,593	176,719	157,993
Revaluation of US$ Warrants		CAD 10,700	CAD 342,875
Change in statutory tax rates	CAD (511,508)
Foreign exchange adjustment	(489,665)	CAD (185,093)	CAD (131,771)
Foreign tax credit benefit	(1,755,678)
Other	(318,664)	CAD 1,474	CAD (4,428)
Effective Income Tax Rate Reconciliation, Nondeductible Expense	(1,189,007)	(387,040)	(870,835)
Change in valuation allowance	(5,633,993)	CAD 387,040	CAD 870,835
Income tax expense (recovery) Deferred	(6,823,000)
Income taxes paid in foreign jurisdictions	1,970,908		CAD 399,546
Income tax expense (recovery)	CAD (4,852,092)		CAD 399,546